Summary of Subsidiaries, Variable Interest Entities and VIE's Subsidiary (Parenthetical) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified			1 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2010 Ordinary Shares	Dec. 31, 2013 798 Entertainment Limited		Jun. 30, 2009 798 Entertainment Limited	Sep. 30, 2010 798 Entertainment Limited Class B Ordinary Shares	Jul. 31, 2009 798 Entertainment Limited Class B Ordinary Shares
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Common stock share, issued	794,003,193	794,003,193						345,722
Convertible notes, principal amount						$ 10,000
Number of third-party investors						2
Conversion of convertible notes			78,814,628				129,668
Percentage of legal ownership				67.80%	[1]	100.00%

[1]	In July 2009, 798 Entertainment issued 345,722 class B Ordinary Shares to a third party-investor, which are convertible into 798 Entertainment's ordinary shares. In addition, in June 2009, 798 Entertainment issued convertible notes of $10,000 to another two third-party investors. In September 2010, these investors exercised their options to convert the convertible notes for 129,668 class B Ordinary Shares from 798 Entertainment and 78,814,628 of the Company's Ordinary Shares. After the series of transactions, the Group's ownership in 798 Entertainment was changed from 100% to 67.8% since then.